Off-Balance Sheet Financial Instruments	12 Months Ended
Dec. 31, 2017
Off Balance Sheet Financial Instruments [Abstract]
Off-Balance Sheet Financial Instruments
(12) Off-Balance Sheet Financial Instruments

Loan commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require a fee. Commitments sometimes expire without being drawn upon. Therefore, the total commitment amounts do not necessarily represent future cash requirements. These arrangements have credit risk essentially the same as that involved in extending loans to customers and are subject to the Bank’s normal credit policies, including obtaining collateral. The Bank’s maximum exposure to credit loss for loan commitments, including unused lines of credit, at December 31, 2017 and 2016, was $414.3 million and $462.5 million, respectively. Approximately 80% of these commitments were for variable rate products at the end of 2017 and 2016.

The Company does not issue any guarantees that require liability-recognition or disclosure, other than its standby letters of credit. The Company has issued conditional commitments in the form of standby letters of credit to guarantee payment on behalf of a customer and guarantee the performance of a customer to a third party. Standby letters of credit generally arise in connection with lending relationships. The credit risk involved in issuing these instruments is essentially the same as that involved in extending loans to customers. Contingent obligations under standby letters of credit totaled approximately $3.8 million and $4.6 million at December 31, 2017 and 2016, respectively, and represent the maximum potential future payments the Company could be required to make. Typically, these instruments have terms of 12 months or less and expire unused; therefore, the total amounts do not necessarily represent future cash requirements. Each customer is evaluated individually for creditworthiness under the same underwriting standards used for commitments to extend credit and on-balance sheet instruments. Company policies governing loan collateral apply to standby letters of credit at the time of credit extension. Loan-to-value ratios are generally consistent with loan-to-value requirements for other commercial loans secured by similar types of collateral. The fair value of the Company’s standby letters of credit at December 31, 2017 and 2016 was insignificant.

No losses are anticipated as a result of loan commitments or standby letters of credit.